Share-based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
Share-based compensation

2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering, which are totally vested. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years from 2011 to 2018 (from 2015 to 2018 only restricted share units). Both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the grant date. The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date.

On June 28, 2016, 1,117,380 stock options were converted to a liability award maintaining the original conditions of the 2011 Plan. There were not incremental compensation costs resulting from the modification. The employees affected by this modification were 104. The accrued liability is remeasured on a monthly basis until settlement.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense in the amount of $3,661, $3,267 and $3,303 during fiscal years 2018, 2017 and 2016, respectively. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

The Company recognized $(175), $151 and $688 of related income tax (expense) benefit during fiscal years 2018, 2017 and 2016, respectively.
Stock Options

The following table summarizes the activity of stock options during fiscal years 2018, 2017 and 2016:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Forfeitures	(80,734)	10.30	2.68
Expired (i)	(51,305)	14.05	4.02
Modification (ii)	(1,117,380)	19.07	5.30
Outstanding at December 31, 2016	776,475	15.55	4.46
Expired (i)	(141,986)	21.20	5.28
Outstanding at December 31, 2017	634,489	14.28	4.28
Expired (i)	(143,416)	21.20	5.89
Outstanding at December 31, 2018	491,073	12.26	3.81
Exercisable at December 31, 2018	455,719	12.55	3.95

(i)	As of December 31, 2018, 2017 and 2016, additional paid-in capital included $844, $750 and $206 respectively, related to expired stock options.

(ii)	Corresponds to stock options converted to a liability award.

The following table provides a summary of outstanding stock options at December 31, 2018:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	455,719	35,354	491,073
Weighted-average grant-date fair market value per unit	3.95	1.98	3.81
Total grant-date fair value	1,800	70	1,870
Weighted-average accumulated percentage of service	100%	92.9%	99.7%
Stock-based compensation recognized in Additional paid-in capital	1,800	65	1,865
Compensation expense not yet recognized (iii)	—	5	5

(i)Related to exercisable awards.
(ii)Related to awards that will vest in 2019.
(iii)Expected to be recognized in 4.5 months.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2018, 2017 and 2016:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2015	1,230,210	7.96
2016 annual grant	865,291	4.70
Partial vesting	(172,328)	12.25
Forfeitures	(142,176)	6.64
Outstanding at December 31, 2016	1,780,997	6.07
2017 annual grant	497,960	9.20
Partial vesting	(361,284)	7.65
Forfeitures	(180,828)	5.99
Outstanding at December 31, 2017	1,736,845	6.65
2018 annual grant	520,393	8.50
Partial vesting	(534,589)	6.01
Forfeitures	(117,600)	7.24
Outstanding at December 31, 2018	1,605,049	7.41
Exercisable at December 31, 2018	—	—

The total fair value of restricted share units vested during 2018, 2017 and 2016 was $3,214, $2,763 and $3,214, respectively. As of December 31, 2018 the Company issued 520,565 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $3,113 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

The following table provides a summary of outstanding restricted share units at December 31, 2018:

Number of units outstanding (i)	1,605,049
Weighted-average grant-date fair market value per unit	7.41
Total grant-date fair value	11,900
Weighted-average accumulated percentage of service	51.70%
Stock-based compensation recognized in Additional paid-in capital	6,157
Compensation expense not yet recognized (ii)	5,743

(i)	Related to awards that will vest between fiscal years 2019 and 2023.

(ii)	Expected to be recognized in a weighted-average period of 2.0 years.